Note 28 - Stock Repurchase Program (Detail) (USD $)	9 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Stock Repurchase Program, Authorized Amount	$ 250,000	$ 200,000
Treasury Stock, Shares (in Shares)	189,604	189,604	189,604
Treasury Stock, Value	$ 218,965	$ 218,965	$ 218,965	$ 73,926
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)		$ 1.15